BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Parent Company and Other Subsidiary Borrowings and Debt Obligations, CLNS, Warehouse Lines and Secured Structured Financings
The following table presents the Parent Company and its subsidiaries' borrowings and other debt obligations at the dates indicated:

	December 31, 2025		December 31, 2024
(dollars in thousands)	Balance	Effective Rate	Balance	Effective Rate
Parent Company
3.45% senior notes due June 2025	—	—%	999,567	3.45%
4.50% senior notes due July 2025	—	—%	1,099,617	4.50%
Senior notes due April 2026 (1)	—	—%	433,505	5.76%
Senior note due September 2026 (2) (3)	850,000	4.28%	—	—%
5.81% senior sustainability notes due September 2026	—	—%	499,614	5.92%
3.24% senior notes due October 2026	943,668	3.24%	937,090	3.24%
6.12% senior notes due May 2027	499,513	6.20%	499,173	6.20%
6.89% senior notes due June 2027 (2)	750,000	6.89%	750,000	6.89%
4.40% senior notes due July 2027	1,049,731	4.40%	1,049,684	4.40%
2.49% senior notes due January 2028	999,166	2.57%	998,364	2.57%
Senior notes due March 2029 (4)	399,145	5.84%	—	—%
5.47% senior notes due March 2029	848,182	5.58%	—	—%
6.50% senior notes due March 2029	998,095	6.59%	997,313	6.59%
6.57% senior notes due June 2029	498,847	6.67%	498,427	6.67%
6.17% senior notes due January 2030	997,503	6.26%	996,776	6.26%
5.35% senior notes due September 2030	997,096	5.44%	996,402	5.44%
5.74% senior notes due March 2031	747,523	5.83%	—	—%
7.66% senior notes due November 2031	498,237	7.73%	498,008	7.73%
2.88% subordinated notes due November 2031 (2)	500,000	2.88%	500,000	2.88%
7.18% subordinated notes due December 2032 (2)	500,000	7.18%	500,000	7.18%
6.34% senior notes due May 2035	746,751	6.40%	746,499	6.40%
Total Parent Company borrowings	12,823,457		13,000,039

Short-term borrowing due within one year, maturing through May 2026	692,258	3.61%	702,272	4.41%
FHLB advances, maturing through April 2027	707,835	4.16%	4,699,407	4.69%
CLNs maturing through January 2034	913,331	6.37% - 16.29%	1,188,944	5.86% - 12.34%
Warehouse lines maturing through April 2028 (5)	2,214,900	4.46%	4,036,778	5.75%
Secured structured financings maturing through September 2032	19,750,331	0.58% - 7.69%	20,383,470	0.58% - 7.69%
Total subsidiary borrowings and other debt obligations	24,278,655		31,010,871
Total Parent Company and subsidiaries' borrowings and other debt obligations	$37,102,112		$44,010,910
(1) These notes bear interest at a rate equal to the SOFR index rate plus 135 basis points per year.
(2) These notes are payable to SHUSA's parent company, Santander.
(3) These notes bear interest at a rate equal to the SOFR index rate plus 57 basis points per year.
(4) These notes bear interest at a rate equal to the SOFR index rate plus 161 basis points per year.
(5) Benchmark rates used included commercial paper, daily simple SOFR, one-month term SOFR, and three-month term SOFR.
The following table presents information regarding the Company's CLNs at the dates indicated:

	December 31, 2025				December 31, 2024
(dollars in thousands)	Balance	Effective Rate	Reference Pool	Contractual Residual	Balance	Effective Rate	Reference Pool	Contractual Residual
CLNs due December 2031	—	—%	2,000,000	36,000	33,811	5.86%	2,000,000	36,000
CLNs due May 2032	17,633	12.83%	3,500,000	63,000	95,552	9.36%	3,500,000	63,000
CLNs due June 2032	151,561	7.89%	2,300,000	75,200	232,122	7.89%	2,300,000	75,200
CLNs due August 2032	17,909	13.35%	3,500,000	63,000	86,884	12.34%	3,500,000	63,000
CLNs due December 2032	57,265	15.75%	3,600,000	65,300	139,681	12.22%	3,600,000	65,300
CLNs due January 2033	230,646	7.03%	2,600,000	84,200	262,323	7.01%	2,600,000	84,200
CLNs due June 2033	30,009	16.29%	1,100,000	22,000	56,482	12.04%	1,100,000	22,000
CLNs due December 2033	100,694	9.26%	2,100,000	62,300	174,448	9.27%	2,100,000	62,300
CLNs due January 2034	210,832	6.37%	2,000,000	61,000	—	—%
CLNs due February 2052 (1)	96,782	10.94%	2,500,000	5,100	107,641	11.46%	2,500,000	5,100
Total CLNs	913,331				1,188,944
(1) Variable rate notes issued in tranches that bear interest at a rate equal to the SOFR index plus varying spreads ranging from 4.15% to 13.90% and re-set monthly.
The following tables present information regarding the Company's warehouse lines at the dates indicated:

	December 31, 2025
(dollars in thousands)	Balance	Committed Amount	Effective Rate	Assets Pledged	Restricted Cash Pledged
Warehouse line due July 2026	$—	$500,000	4.79%	$—	$—
Warehouse line due January 2027	—	1,000,000	4.72%	—	2,792
Warehouse line due April 2027	—	750,000	4.78%	—	60
Warehouse line due April 2028	215,000	1,000,000	4.67%	563,481	1
Total facilities with third parties	$215,000	$3,250,000	4.67%	$563,481	$2,853
Warehouse line with Santander due October 2027	$1,999,900	$2,000,000	4.44%	$2,716,397	$—
Total credit facilities	$2,214,900	$5,250,000	4.46%	$3,279,878	$2,853
The following tables present information regarding the Company's secured structured financings at the dates indicated:

	December 31, 2025
(dollars in thousands)	Balance	Initial Note Amounts Issued (3)	Initial Weighted Average Interest Rate Range	Collateral (2)	Restricted Cash
Public securitizations maturing on various dates through September 2032(1)	$18,584,689	$46,126,355	0.58% - 7.69%	$24,848,717	$647,031
Privately issued amortizing notes maturing on various dates through August 2030 (3)	1,165,642	7,232,571	3.13% - 6.73%	1,916,474	18,331
Total secured structured financings	$19,750,331	$53,358,926	0.58% - 7.69%	$26,765,191	$665,362
(1) Securitizations executed under Rule 144A of the Securities Act are included within this balance.
(2) Secured structured financings may be collateralized by collateral overages of other issuances.
(3) Excludes securitizations which no longer have outstanding debt and excludes any incremental borrowings.
Schedule of Maturities of Consolidated Borrowings and Debt Obligations
The following table sets forth the maturities of the Company's consolidated borrowings and debt obligations at December 31, 2025:

(in thousands)
2026	$3,082,926
2027	5,310,685
2028	2,123,093
2029	3,914,589
2030	3,993,582
Thereafter	18,677,237
Total	$37,102,112